Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property, Plant and Equipment, Net
9.	PROPERTY, PLANT AND EQUIPMENT, NET

	Buildings and improvements	Telecom-munications network plant and equipment	Furniture, fixture, motor vehicles and other equipment	Total
	RMB	RMB	RMB	RMB
Cost/Deemed cost:
Balance at January 1, 2019	102,541	854,382	31,558	988,481
Additions	554	274	277	1,105
Transferred from construction in progress	2,060	74,157	1,644	77,861
Retirement and disposal	(751)	(62,560)	(2,419)	(65,730)
Reclassification	(39)	(536)	575	—

Balance at December 31, 2019	104,365	865,717	31,635	1,001,717

Additions	425	139	253	817
Transferred from construction in progress	2,249	84,567	1,791	88,607
Retirement and disposal	(1,435)	(53,500)	(3,039)	(57,974)
Reclassification	(10)	(512)	522	—

Balance at December 31, 2020	105,594	896,411	31,162	1,033,167

Accumulated depreciation and impairment:
Balance at January 1, 2019	(58,300)	(498,986)	(23,400)	(580,686)
Depreciation charge for the year	(4,185)	(64,672)	(2,101)	(70,958)
Written back on retirement and disposal	681	56,943	2,311	59,935
Reclassification	19	358	(377)	—

Balance at December 31, 2019	(61,785)	(506,357)	(23,567)	(591,709)

Depreciation charge for the year	(4,196)	(64,208)	(2,038)	(70,442)
Provision for impairment loss	—	(5,027)	(15)	(5,042)
Written back on retirement and disposal	1,324	48,451	2,856	52,631
Reclassification	8	401	(409)	—

Balance at December 31, 2020	(64,649)	(526,740)	(23,173)	(614,562)

Net book value at December 31, 2020	40,945	369,671	7,989	418,605

Net book value at December 31, 2019	42,580	359,360	8,068	410,008

As a result of the continuing optimization of the Group’s 4G mobile network coverage and the scale deployment of the Group’s 5G mobile network, the utilisation of the Group’s 3G mobile network have been decreasing rapidly. For the year ended December 31, 2020, 3G handset data traffic only accounted for a low proportion of the Group’s total handset data traffic. As a result, the Group has identified an impairment indicator on the 3G specific mobile network assets (the “3G Assets”). Given the Group has made a commitment in the year to gradually terminate its use of 3G Assets in the near future, the Group performed an impairment test on the 3G Assets on the basis of each individual asset as of December 31, 2020. The recoverable amount of the 3G Assets was determined based on their fair value less costs of disposal, which was nominal. As a result, for the year ended December 31, 2020, an impairment loss on property, plant and equipment of RMB5,042 (2019: nil) was recognized.